Supplement No. 1 dated
                               September 25, 1995
                                       to
                         Prospectus dated August 1, 1995
                                       for
                     State Street Research High Income Fund
                 a series of State Street Research Income Trust


     A new paragraph is added immediately following the first paragraph under the caption "Class A Shares -- Initial Sales Charge; Sales Charges" on page 13 to read as follows:

     "During the period October 1, 1995 through November 30, 1995, which period may be extended for an additional 90 days thereafter if so determined in the discretion of the Distributor, (the "Special Selling Period"), the entire sales charge with respect to sales of Class A shares will be reallowed to the securities dealers responsible for such sales. These securities dealers may be deemed underwriters of the Fund's shares by reason of such dealer reallowance of the entire sales charge."

     The sales charge chart also on page 13 is revised in its entirety to read as follows:

                                                            Special
               Sales          Sales                         Selling
               Charge         Charge                        Period
               Paid by        Paid by        Dealer         Dealer
Dollar         Investor       Investor       Concession     Concession
Amount of      As % of        As % of        As % of        As % of
Purchase       Purchase       Net Asset      Purchase       Purchase
Transaction    Price          Value          Price          Price

Less than
$100,000       4.50%          4.71%          4.00%          4.50%

$100,000 or
above but
less than
$250,000       3.50%          3.63%          3.00%          3.50%

$250,000 or
above but
less than
$500,000       2.50%          2.56%          2.00%          2.50%

$500,000 or
above but
less than
$1 million     2.00%          2.04%          1.75%          2.00%

                                             See            See
$1 million                                   Following      Following
and above         0%             0%          Discussion     Discussion



     The following is added as the second sentence of the second paragraph under the caption "Class B Shares -- Contingent Deferred Sales Charges; Contingent Deferred Sales Charges" on page 15:

     "During the Special Selling Period, the Distributor will pay securities dealers responsible for such sales of Class B shares additional compensation of 0.50% on such sales."

CONTROL NUMBER:                                                  HI-294E-995